Financial Instruments - Schedule of Financial Liabilities (Details) - CAD ($)		Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023
Schedule of Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	[1]		$ 13,412,889		$ 12,466,676
Redeemable stock options					6,102,496
Credit facility			30,000,000		43,334,806
Convertible loan			64,018,174		39,610,854
Term loan			22,508,417		34,730,084
Bridge loan		$ 3,124,296	8,443,834
Government grant liabilities			2,192,483		1,778,664
Total			140,575,797		138,023,580
Less than 1 year [Member]
Schedule of Financial Liabilities [Line Items]
Accounts payable and accrued liabilities			13,412,889		12,466,676
Redeemable stock options
Credit facility					4,766,345
Convertible loan
Term loan
Bridge loan			8,443,834
Government grant liabilities			896,491		568,807
Total			22,753,214		17,801,828
1 to 5 years [Member]
Schedule of Financial Liabilities [Line Items]
Accounts payable and accrued liabilities
Redeemable stock options					6,102,496
Credit facility			30,000,000		38,568,461
Convertible loan			64,018,174		39,610,854
Term loan			19,756,619		21,317,876
Bridge loan
Government grant liabilities			1,295,992		1,209,857
Total			115,070,785		106,809,544
More than 5 years [Member]
Schedule of Financial Liabilities [Line Items]
Accounts payable and accrued liabilities
Redeemable stock options
Credit facility
Convertible loan
Term loan			2,751,798		13,412,208
Bridge loan
Government grant liabilities
Total			$ 2,751,798		$ 13,412,208

[1]	Excluding deferred revenue, as these amounts do not represent a contractual obligation to deliver cash or another financial asset.